UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31
Date of reporting period: April 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME FUNDS

LEGG MASON PARTNERS
EXCHANGE RESERVE FUND

FORM N-Q
APRIL 30, 2006

LEGG MASON PARTNERS EXCHANGE RESERVE FUND

Schedule of Investments (unaudited)	April 30, 2006

	FACE AMOUNT
		SECURITY	VALUE

SHORT-TERM INVESTMENTS — 100.1%
Commercial Paper (a) — 70.2%
	$7,000,000	Bavaria TRR Corp., 4.822% due 5/8/06	$6,993,467
	7,000,000	Beethoven Funding Corp., 4.819% due 5/4/06	6,997,200
	5,000,000	Chesham Finance LLC, 4.832% due 5/1/06	5,000,000
	7,000,000	Davis Square Funding III Corp., 4.990% due 5/25/06	6,976,807
	5,370,000	Depfa Bank PLC Europe, 4.666% due 5/3/06	5,368,623
	6,000,000	East-Fleet Finance LLC, 4.840% due 5/12/06	5,991,163
	5,000,000	Ebury Finance LLC, 4.882% due 5/1/06	5,000,000
	7,000,000	Erasmus Capital Corp., 4.945% due 5/18/06	6,983,703
	7,000,000	Fenway Funding LLC, 4.880% due 5/11/06	6,990,550
	7,000,000	Harwood Street Funding II, 4.947% due 5/16/06	6,985,621
	7,000,000	Legacy Capital Co., 4.835% due 5/11/06	6,990,628
	7,349,000	Liberty Harbour CDO Inc., 4.823% due 5/10/06	7,340,181
	7,000,000	Market Street Funding Corp., 4.977% due 5/22/06	6,979,747
	7,000,000	Merril Lynch & Co., 4.802% due 5/15/06	6,986,988
	7,000,000	Mica Funding LLC, 4.969% due 5/19/06	6,982,675
	7,000,000	Morrigan TRR Funding LLC, 4.839% due 5/8/06	6,993,426
	7,000,000	New Center Asset Trust, 4.872% due 5/16/06	6,985,854
	7,050,000	Saint Germain Holdings Inc., 4.824% due 5/10/06	7,041,540
	4,000,000	Stanfield Victoria Funding, 5.088% due 9/27/06	3,917,884
	7,000,000	Thornburg Mortgage Capital Resource, 4.960% due 5/23/06	6,978,868

		Total Commercial Paper (Cost — $130,484,925)	130,484,925

Certificates of Deposit (Yankee) — 17.2%
	7,000,000	Bank of Nova Scotia NY, 4.860% due 1/30/07	6,999,459
	5,000,000	BNP Paribas NY Branch, 4.130% due 5/25/06	4,997,051
	7,000,000	Credit Suisse New York, 4.790% due 5/3/06	7,000,000
	6,000,000	Toronto Dominion Bank, 5.100% due 10/4/06	5,998,720
	7,000,000	UBS AG Stamford CT, 4.795% due 5/10/06	7,000,000

		Total Certificates of Deposit (Yankee) Cost — $31,995,230)	31,995,230

Certificates of Deposit — 6.5%
	5,000,000	SunTrust Bank, 4.700% due 7/25/06	5,000,000
	7,000,000	Wells Fargo Bank NA, 4.770% due 5/8/06	6,999,986

		Total Certificates of Deposit (Cost — $11,999,986)	11,999,986

Time Deposit — 3.6%
	6,788,000	State Street Cayman Islands, 4.820% due 5/1/06 (Cost — $6,788,000)	6,788,000

U.S. Government Agency — 2.6%
	5,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Note, 5.195% due 4/3/07 (a)
		(Cost — $4,768,781)	4,768,781

		TOTAL INVESTMENTS — 100.1% (Cost — $186,036,922#)	186,036,922
		Liabilities in Excess of Other Assets — (0.1)%	(202,865)

		TOTAL NET ASSETS — 100.0%	$185,834,057

(a)	Rate shown represents yield to maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments. 1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Exchange Reserve Fund (formerly known as Smith Barney Exchange Reserve Fund) (the "Fund"). The Fund is a separate diversified investment fund of Legg Mason Partners Income Funds (formerly known as Smith Barney Income Funds) (the "Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP").

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Funds

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: June 29, 2006

By /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: June 29, 2006